Segment Information - Property, Plant & Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 10,554	$ 8,201
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	3,996	2,753
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,837	1,774
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,108	1,683
Other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	170	161
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	59	52
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,347	880
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	478	365
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 559	$ 533